Reserves - Movement in share-based payment reserve (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Reserves
Balance as of beginning	$ 4	$ 4	$ 4	$ 4
Balance as of ending	$ 22,692	$ 4	$ 4	$ 4